Trade and Other Receivables - Disclosure of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	$ 3,943	$ 9,916
VAT receivables	41,808	55,251
Income taxes receivable	5,275	7,574
Other receivables	19,009	9,566
Trade and other receivables	70,035	82,307
Brazilian Federal Government
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables	19,300	32,100
Mexican Federal Government
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables	18,800	27,000
Federal Tax Authority
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables	$ 8,600	$ 13,400